STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	5,730,000	5,730,000
Exercise price (in dollars per share)	$ 3.98
Expected stock price volatility, minimum	67.50%
Expected stock price volatility, maximum	70.00%
Risk-free interest rate, minimum	3.97%
Risk-free interest rate, maximum	4.10%
Granted (in dollars per share)			$ 6.48
Weighted average grant date fair value (in usd per share)		$ 1.30
Stock options, unrecognized compensation cost		$ 11.7
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	3 years 10 months 6 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	5 years 6 months 29 days
Additional Paid-In Capital | Waldencast plc
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-compensation expense		$ 11.8	$ 9.4	$ 9.2
Chief Executive Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	4,135,340
Chief Growth Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	1,594,660
2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance (in shares)		950,000
Employee Stock | 2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance (in shares)		26,704,741
Percentage increase in shares available for issuance		3.00%
Shares reserved for future issuance (in shares)		11,509,249
Restricted stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		50,000
Granted (in dollars per share)		$ 2.33
Restricted stock, unrecognized compensation cost		$ 5.4
Compensation cost, weighted average service period		1 year 7 months 6 days
Restricted stock | Long-Term Incentive Awards | Share-Based Payment Arrangement, Employees And Non Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		3,828,878
Restricted stock | Long-Term Incentive Awards | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		312,830
Restricted stock | Long-Term Incentive Awards | Share-Based Payment Arrangement Board Of Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		50,000	319,471
Stock Growth Incentive 2027 Awards (SGI Awards)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)			2,557,119	2,290,000
Granted (in dollars per share)			$ 2.88
Stock Growth Incentive 2025 Awards (SGI Awards)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum allocated target share units, percent			200.00%	200.00%
Granted (in dollars per share)				$ 8.88
Post vesting holding period				1 year
SGI Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Post vesting holding period			1 year
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost, weighted average service period		1 year